Expense Example {- Fidelity® Blue Chip Value Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-05 - Fidelity® Blue Chip Value Fund - Fidelity Blue Chip Value Fund-Default
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786